ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-EXEMPT MONEY FUND
Unaudited		November 30, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)
MUNICIPAL SECURITIES 100.1%
Alabama 0.6%
Birmingham Water & Sewer, VRDN (Currently 3.52%) (1)	5,800	5,800
		5,800
Arizona 1.4%
Reset Optional Certificates Trust II, Phoenix Water
VRDN (Currently 3.52%) (1)	4,120	4,120
Reset Optional Certificates Trust II, Salt River Agricultural
Improvement & Power, VRDN (Currently 3.52%)	2,400	2,400
Salt River Agricultural Improvement & Power, 6.00%, 1/1/07	250	251
Salt River Agricultural Improvement & Power, TECP
3.60%, 4/3/07	6,200	6,200
		12,971
Arkansas 0.8%
Arkansas Hosp. Equipment Fin. Auth., Baptist Health
Little Rock, VRDN (Currently 3.53%) (1)	7,600	7,600
		7,600
California 0.2%
Los Angeles Unified School Dist., GO, VRDN (Currently 3.49%)
(2)	2,000	2,000
		2,000
Colorado 2.1%
Denver City & County IDRB, W.W. Grainger
VRDN (Currently 3.60%)	2,190	2,190
Denver Convention Center Hotel Auth.
VRDN (Currently 3.52%) (3)	16,895	16,895
		19,085
Delaware 2.2%
Delaware HFA, Beebe Medical Center, VRDN (Currently 3.65%)	20,000	20,000
		20,000
District of Columbia 4.0%
District of Columbia, GO, VRDN (Currently 3.57%) (2)	17,200	17,200
District of Columbia, GO, VRDN (Currently 3.67%) (2)	10,000	10,000
District of Columbia, Medstar Univ., 6.875%, 8/15/31
(Prerefunded 2/16/07) (4)	9,000	9,058
		36,258
Florida 2.3%
Brevard County School Board, GO, RAN, 4.50%, 4/27/07	5,000	5,017
Florida Board of Ed., GO, VRDN (Currently 3.52%) (5)	3,400	3,400
Florida Board of Ed., Lottery
VRDN (Currently 3.52%) (6)	5,785	5,785
Highlands County HFA, Adventist Health/Sunbelt
VRDN (Currently 3.49%)	775	775
Palm Beach County School Dist., TECP, 3.58%, 3/8/07	4,000	4,000
Tampa Bay Water, VRDN (Currently 3.52%) (5)	2,000	2,000
		20,977
Georgia 3.7%
Atlanta Airport, VRDN (Currently 3.52%) (2)	5,185	5,185
Atlanta Water & Sewer, 5.375%, 1/1/20
(Prerefunded 1/1/07) (4)(5)	1,290	1,305
Burke County Dev. Auth., Oglethorpe Power, TECP
3.58%, 1/23/07 (6)	4,000	4,000
Burke County Dev. Auth., Oglethorpe Power, TECP
3.58%, 1/25/07 (6)	4,000	4,000
Coweta County Dev. Auth., City of Newnan
VRDN (Currently 3.52%) (1)	5,100	5,100
Dekalb County Water and Sewer, VRDN (Currently 3.52%)	6,640	6,640
Georgia, GO, 6.50%, 12/1/06	555	555
Georgia, GO, VRDN (Currently 3.52%)	2,150	2,150
Georgia, GO, VRDN (Currently 3.52%)	1,000	1,000
Monroe County Dev. Auth., Oglethorpe Power, TECP
3.58%, 1/24/07 (6)	3,520	3,520
		33,455
Hawaii 0.6%
Eclipse Funding Trust, Honolulu Board of Water Supply
VRDN (Currently 3.51%) (1)(7)	5,000	5,000
		5,000
Illinois 12.2%
Chicago, GO, VRDN (Currently 3.52%) (2)	7,330	7,330
Chicago, GO, VRDN (Currently 3.52%) (2)	15,000	15,000
Chicago Board of Ed., GO, VRDN (Currently 3.51%) (6)	9,280	9,280
Chicago O' Hare Int'l. Airport, 5.00%, 1/1/07 (1)	2,000	2,002
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.52%) (5)	3,000	3,000
Cook County, GO, VRDN (Currently 3.52%) (6)	9,690	9,690
Cook County, GO, VRDN (Currently 3.52%) (6)	7,520	7,520
Eclipse Funding Trust, GO, VRDN (Currently 3.51%) (6)(7)	15,000	15,000
Eclipse Funding Trust, Illinois State Toll Highway
VRDN (Currently 3.51%) (2)	10,000	10,000
Illinois, GO, VRDN (Currently 3.51%)	5,920	5,920
Illinois, GO, VRDN (Currently 3.52%) (6)	2,000	2,000
Illinois Dev. Fin. Auth., Amoco Oil, VRDN (Currently 3.65%)	3,360	3,360
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN (Currently 3.51%)	4,500	4,500
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN (Currently 3.51%)	2,000	2,000
Illinois Dev. Fin. Auth., Palos Community Hosp.
VRDN (Currently 3.51%)	8,100	8,100
Illinois HFA, Advocate Health Care Network, 3.40%, 11/15/22
(Tender 1/4/07)	2,375	2,375
Illinois HFA, Central Dupage Health, VRDN (Currently 3.50%)	1,400	1,400
Metropolitan Pier & Exposition Auth.
VRDN (Currently 3.52%) (1)	1,500	1,500
		109,977
Indiana 2.2%
Eclipse Funding Trust, Municipal Power Agency
VRDN (Currently 3.52%) (6)	11,800	11,800
Indiana HFFA, Ascension Health, 3.50%, 11/15/36
(Tender 3/1/07)	1,000	999
Indiana HFFA, Ascension Health, 5.00%, 5/1/07	3,500	3,520
Indiana HFFA, Ascension Health, 5.00%, 11/1/07	2,500	2,532
Indiana Housing & CDA, Single Family, 3.60%, 12/20/07	1,010	1,010
		19,861
Kansas 1.2%
Kansas Dev. Fin. Auth., Chesapeake Apartments, Multi-Family
VRDN (Currently 3.68%)	11,000	11,000
		11,000
Kentucky 1.3%
Kentucky Asset Liability, GO, TECP, 3.55%, 5/7/07	10,400	10,400
Public Energy Auth. of Kentucky, BP America
VRDN (Currently 3.66%)	1,100	1,100
		11,500
Louisiana 2.0%
Louisiana, Gas & Fuels Tax, VRDN (Currently 3.71%) (2)	2,500	2,500
Louisiana, Merlot, GO, VRDN (Currently 3.52%) (2)	5,600	5,600
Reset Optional Certificates Trust II, VRDN (Currently 3.52%) (5)	10,000	10,000
		18,100
Maryland 12.5%
Carroll County, Fairhaven Retirement Community
VRDN (Currently 3.48%)	870	870
Eclipse Funding Trust, Western Maryland Health
VRDN (Currently 3.52%) (1)	5,830	5,830
Maryland CDA, Residential, 3.67%, 9/12/07	10,500	10,500
Maryland Economic Dev. Corp., Associated Catholic Charities
VRDN (Currently 3.63%)	3,605	3,605
Maryland Economic Dev. Corp., Providence Center
VRDN (Currently 3.67%)	2,000	2,000
Maryland Economic Dev. Corp., U.S. Pharmacopeia
VRDN (Currently 3.65%) (6)	4,250	4,250
Maryland HHEFA, Adventis Healthcare, VRDN (Currently 3.50%)	2,415	2,415
Maryland HHEFA, Bryn Mawr School for Girls
VRDN (Currently 3.49%)	4,500	4,500
Maryland HHEFA, Indian Creek School, VRDN (Currently 3.66%)	12,300	12,300
Maryland HHEFA, Mercy Ridge, VRDN (Currently 3.51%)	8,330	8,330
Maryland HHEFA, Norwood School, VRDN (Currently 3.68%)	2,115	2,115
Maryland Ind. Dev. Fin. Auth., Calvert School
VRDN (Currently 3.49%)	1,150	1,150
Montgomery County Economic Dev.
Howard Hughes Medical Institute, VRDN (Currently 3.54%)	8,500	8,500
Montgomery County Economic Dev., Institute for Genomic
Research, VRDN (Currently 3.50%)	935	935
Montgomery County Economic Dev.
Sandy Spring Friends School, VRDN (Currently 3.49%)	3,765	3,765
Montgomery County Housing Opportunities Commission
Oakwood, Multi-Family, VRDN (Currently 3.52%)	18,800	18,800
Montgomery County Housing Opportunities Commission
Single-Family, 3.52%, 10/26/07	10,000	10,000
Prince George's County Hosp., Collington Episcopal Life Care
VRDN (Currently 3.48%)	6,000	6,000
Univ. of Maryland, College Park, VRDN (Currently 3.53%)	7,670	7,670
		113,535
Massachusetts 1.7%
Massachusetts, GO, 5.25%, 1/1/07	500	501
Massachusetts, GO, TECP, 3.55%, 12/12/06	10,000	10,000
Massachusetts, GO, VRDN (Currently 3.50%) (2)	2,000	2,000
Massachusetts HEFA, Harvard Univ., VRDN (Currently 3.45%)	2,400	2,400
		14,901
Michigan 0.7%
Michigan, GO, 5.125%, 12/1/06	1,000	1,000
Michigan Building Auth., VRDN (Currently 3.52%) (5)	4,740	4,740
Univ. of Michigan Regents, VRDN (Currently 3.57%)	600	600
		6,340
Minnesota 3.0%
Minnesota, GO, VRDN (Currently 3.52%)	4,270	4,270
Minnesota, GO, VRDN (Currently 3.52%)	14,715	14,715
Rochester Health Care Fac., Mayo Clinic, TECP
3.60%, 12/13/06	8,000	8,000
		26,985
Missouri 0.2%
Missouri HEFA, SSM Health Care, 5.00%, 6/1/07	2,000	2,012
		2,012
Nebraska 1.7%
American Public Energy Agency, Gas, VRDN (Currently 3.49%)	3,129	3,129
American Public Energy Agency, Gas, VRDN (Currently 3.49%)	12,335	12,335
		15,464
Nevada 0.3%
Las Vegas Valley Water Dist., GO, VRDN (Currently 3.52%) (2)	2,795	2,795
		2,795
New York 2.0%
Metropolitan Transportation Auth., VRDN (Currently 3.52%) (6)	5,300	5,300
New York City, GO, VRDN (Currently 3.51%) (6)	1,000	1,000
New York City IDA, Mets Stadium, VRDN (Currently 3.50%) (6)	6,100	6,100
New York City Transitional Fin. Auth., VRDN (Currently 3.52%)	5,300	5,300
		17,700
North Carolina 7.3%
Charlotte, GO, TECP, 3.52%, 2/1/07	7,500	7,500
Charlotte, GO, TECP, 3.60%, 2/1/07	5,200	5,200
Charlotte, Water & Sewer, TECP, 3.57%, 8/10/07	5,000	5,000
Charlotte, Water & Sewer, TECP, 3.59%, 2/7/07	5,909	5,909
Charlotte, Water & Sewer, TECP, 3.59%, 8/10/07	2,258	2,258
Guilford County, GO, VRDN (Currently 3.50%)	15,085	15,085
North Carolina, GO, VRDN (Currently 3.52%)	3,580	3,580
North Carolina, GO, VRDN (Currently 3.52%)	3,995	3,995
North Carolina, GO, VRDN (Currently 3.52%)	3,395	3,395
Union County, GO, BAN, TECP, 3.55%, 2/8/07	3,500	3,500
Univ. of North Carolina, Board of Governors
VRDN (Currently 3.52%)	3,460	3,460
Univ. of North Carolina, UNC Chapel Hill, TECP, 3.60%, 5/3/07	5,000	5,000
Winston-Salem, GO, VRDN (Currently 3.57%)	1,800	1,800
		65,682
Ohio 4.9%
Akron, Bath, & Copley Township, Summa Health
VRDN (Currently 3.50%)	6,120	6,120
Cuyahoga County Hosp., Metrohealth, VRDN (Currently 3.50%)	9,950	9,950
Ohio, Elementary & Secondary Ed., GO 5.625%, 12/1/06	500	500
Ohio Turnpike, VRDN (Currently 3.52%) (5)	7,495	7,495
Ohio Turnpike, VRDN (Currently 3.52%) (5)	7,995	7,995
Ohio Water Dev. Auth., Fresh Water, VRDN (Currently 3.51%)	12,000	12,000
		44,060
Pennsylvania 1.3%
Allegheny County Hosp. Dev. Auth.
Univ. of Pittsburgh Medical Center, VRDN (Currently 3.61%)	9,209	9,209
Reset Optional Certificates Trust II, Philadelphia Water & Sewer
VRDN (Currently 3.52%) (5)	2,650	2,650
		11,859
Rhode Island 0.3%
Rhode Island Health & Ed. Building, Higher Ed. Fac.
Brown Univ., VRDN (Currently 3.47%)	2,800	2,800
		2,800
South Carolina 0.9%
South Carolina Public Service, TECP, 3.58%, 4/5/07	8,000	8,000
		8,000
South Dakota 2.8%
South Dakota HEFA, Avera Health, VRDN (Currently 3.70%) (1)	6,255	6,255
South Dakota HEFA, Sioux Valley Hosp., VRDN (Currently 3.70%)	14,545	14,545
South Dakota HEFA, Sioux Valley Hosp., VRDN (Currently 3.70%)	4,830	4,830
		25,630
Tennessee 3.3%
Metropolitan Nashville & Davidson County, GO
VRDN (Currently 3.52%) (5)	9,665	9,665
Tennessee, GO, TECP, 3.57%, 12/14/06	5,410	5,410
Tennessee, GO, TECP, 3.58%, 1/16/07	15,000	15,000
		30,075
Texas 11.5%
Arlington, Dallas Cowboys, VRDN (Currently 3.50%) (1)	26,000	26,000
Eclipse Funding Trust, Dallas Water & Sewer
VRDN (Currently 3.51%) (2)(7)	6,070	6,070
Eclipse Funding Trust, San Antonio Water
VRDN (Currently 3.51%) (1)(7)	6,245	6,245
Gulf Coast IDA, BP Amoco, 3.60%, 6/1/25 (Tender 12/1/06)	4,065	4,065
Harris County, GO, TECP, 3.58%, 3/7/07	1,850	1,850
Harris County, GO, TECP, 3.58%, 4/4/07	5,000	5,000
Harris County, GO, TECP, 3.58%, 4/5/07	1,260	1,260
Hockley County Ind. Dev. Corp., BP Amoco, 3.65%, 3/1/14
(Tender 3/1/07)	4,000	4,001
Houston Airport, VRDN (Currently 3.52%) (2)	2,995	2,995
Houston Independent School Dist., GO
VRDN (Currently 3.52%) (2)	1,670	1,670
Houston Independent School Dist., Schoolhouse, GO
3.63%, 6/15/31 (Tender 6/15/07)	3,000	3,000
San Antonio Electric & Gas, 5.00%, 2/1/07	1,000	1,002
San Antonio Electric & Gas, TECP, 3.60%, 4/10/07	4,200	4,200
San Antonio Water, TECP, 3.60%, 1/24/07	10,555	10,555
Texas Transportation Commission, VRDN (Currently 3.48%)	7,500	7,500
Univ. of Texas, Board of Regents, TECP, 3.60%, 4/2/07	7,500	7,500
Univ. of Texas, Board of Regents, TECP, 3.60%, 4/3/07	8,000	8,000
Univ. of Texas, Board of Regents, TECP, 3.60%, 4/4/07	3,000	3,000
		103,913
Utah 0.7%
Intermountain Power Agency, 3.60%, 7/1/18
(Tender 12/1/06) (6)	3,000	3,000
Intermountain Power Agency, 3.60%, 7/1/18
Tender 12/1/06) (6)	3,050	3,050
		6,050
Vermont 1.5%
Vermont Ed. & Health Buildings Fin. Agency
Middlebury College, 3.58%, 11/1/32 (Tender 11/1/07)	8,000	8,000
Vermont Ed. & Health Buildings Fin. Agency
Middlebury College, 3.72%, 5/1/28 (Tender 5/1/07)	5,595	5,595
		13,595
Virginia 2.0%
Alexandria IDA, Institute Defense Analyses
VRDN (Currently 3.55%) (6)	7,000	7,000
Virginia College Building Auth., 21st Century College
VRDN (Currently 3.75%)	6,350	6,350
Virginia Small Business Fin. Auth., Historical Society
VRDN (Currently 3.49%)	4,625	4,625
		17,975
Washington 3.9%
Energy Northwest, 6.00%, 7/1/07	3,850	3,903
Energy Northwest, 7.00%, 7/1/07	650	662
Energy Northwest, VRDN (Currently 3.52%) (1)	2,775	2,775
Energy Northwest, VRDN (Currently 3.52%) (1)	3,790	3,790
Port of Seattle, VRDN (Currently 3.52%) (1)	10,645	10,645
Port of Seattle, VRDN (Currently 3.52%) (1)	1,000	1,000
Washington, GO, 5.00%, 7/1/07	1,300	1,310
Washington, GO, VRDN (Currently 3.52%) (1)	3,395	3,395
Washington, GO, VRDN (Currently 3.52%) (1)	5,500	5,500
Washington, GO, VRDN (Currently 3.52%) (2)	1,995	1,995
		34,975
Wisconsin 0.8%
Wisconsin HEFA, Gundersen Lutheran, 3.65%, 5/1/20 (5)	7,000	7,000
		7,000

Total Municipal Securities (Cost $904,930)		904,930
Total Investments in Securities
100.1% of Net Assets (Cost $904,930)		$904,930

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by Financial Security Assurance Inc.
(3)	Insured by XL Capital Assurance Inc.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by AMBAC Assurance Corp.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$32,315 and represents 3.6% of net assets.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Exempt Money Fund
Unaudited	November 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2006, the cost of investments for federal income tax purposes was $904,930,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 22, 2007